Intangible assets - Changes in intangible assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Changes in intangible assets [Line Items]
Beginning balance		₩ 6,120,133		₩ 6,217,946
Acquisition		288,156		373,599
Disposal and Write-off		(14,967)		(11,623)
Amounts transferred from (to) property and equipment		(7,548)		(2,302)
Amounts transferred within intangible assets		(2,252)		0
Impairment		(796)	[1]	(25,356)	[2]
Amortization	[3]	(478,694)		(449,978)
Effects of changes in foreign exchange rate		(10,874)		17,847
Ending balance		5,893,158		6,120,133
Goodwill
Changes in intangible assets [Line Items]
Beginning balance		4,665,417		4,677,204
Acquisition		0		0
Disposal and Write-off		0		0
Amounts transferred from (to) property and equipment		0		0
Amounts transferred within intangible assets		0		0
Impairment		0	[1]	(24,513)	[2]
Amortization	[3]	0		0
Effects of changes in foreign exchange rate		(8,744)		12,726
Ending balance		4,656,673		4,665,417
Software
Changes in intangible assets [Line Items]
Beginning balance		235,229		259,233
Acquisition		108,624		67,077
Disposal and Write-off		(969)		(2,822)
Amounts transferred from (to) property and equipment		0		0
Amounts transferred within intangible assets		(2,252)		905
Impairment		(499)	[1]	0	[2]
Amortization	[3]	(94,261)		(96,335)
Effects of changes in foreign exchange rate		5,306		7,171
Ending balance		251,178		235,229
Development cost
Changes in intangible assets [Line Items]
Beginning balance		677,572		464,638
Acquisition		82,897		196,292
Disposal and Write-off		(180)		(418)
Amounts transferred from (to) property and equipment		(7,548)		(2,302)
Amounts transferred within intangible assets		0		165,761
Impairment		0	[1]	(715)	[2]
Amortization	[3]	(210,459)		(179,302)
Effects of changes in foreign exchange rate		1,711		33,618
Ending balance		543,993		677,572
Others
Changes in intangible assets [Line Items]
Beginning balance		541,915		816,871
Acquisition		96,635		110,230
Disposal and Write-off		(13,818)		(8,383)
Amounts transferred from (to) property and equipment		0		0
Amounts transferred within intangible assets		0		(166,666)
Impairment		(297)	[1]	(128)	[2]
Amortization	[3]	(173,974)		(174,341)
Effects of changes in foreign exchange rate		(9,147)		(35,668)
Ending balance		₩ 441,314		₩ 541,915

[1]	Included in the non-operating expenses of the consolidated statement of comprehensive income.
[2]	Goodwill impairment incurred from the cash-generating unit of security sector at Shinhan Securities Vietnam Co., Ltd. and other sector at Shinhan Asset Trust Co., Ltd. As a result of the impairment test for goodwill of Shinhan Securities Vietnam Co., Ltd., the Group recognized an impairment loss amounting to W 1,298 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the reduced trading volume and trading value on the Vietnamese stock market, caused by the global high interest rate environment and domestic and external economic recessions. In addition, as a result of the impairment test for goodwill of Shinhan Asset Trust Co., Ltd., the Group recognized an impairment loss amounting to W 23,215 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the deterioration of the business environment caused by the slowdown in the real estate and construction sectors. The amount of impairment loss recognized is included in the non-operating expenses, of the consolidated statement of comprehensive income.
[3]	Included in general administrative expense, other operating expense, and insurance service expense of the consolidated statements of comprehensive income.